INCOME TAX	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Note 12: Income Taxes
The components of income tax expense (benefit) consisted of the following:

Year Ended December 31,
	2022	2021
Current	$—	$—
Deferred	—	—

Total income tax expense	$—	$—

A summary of the sources of differences between income taxes at the federal statutory rate and the provision for income taxes for the years ended December 31, 2022 and 2021, is as follows:

	Year Ended December 31,
	2022	2021
Tax benefit at the statutory rate	$(2,967,112)	$(1,970,635)
Increase (decrease) in taxes resulting from:
State taxes	(767,514)	1,346,746
Stock-based compensation	102,560	—
Research and development tax credits	(73,558)	(278,596)
Other	24,868	31,214
Change in valuation allowance	3,680,756	871,271

Total income tax benefit	$—	$—

Significant components of the Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$9,469,767	$6,909,965
Research and development credits	1,229,181	1,155,623
Capitalized pre-business expenses	2,563,946	2,690,320
Accrued expenses	26,290	69,965
Stock based compensation	481,062	64,476
Inventory reserve	64,726	209,410
Operating lease liability	158,388	—
Capitalized §174 R&D Costs	919,466	—

Total deferred tax assets before valuation allowance	14,912,826	11,099,759
Less valuation allowance	(14,506,698)	(10,825,941)

Subtotal deferred tax assets	406,128	273,818
Deferred tax liabilities:
Fixed assets	(264,377)	(273,818)
Right-of-use assets	(141,751)	—

Total deferred tax liabilities	(406,128)	(273,818)

Net deferred tax asset (liability)	$—	$—

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation (R&E) activities under IRC Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the US must be amortized over a
5-year
period if incurred, and R&E expenses incurred outside the US must be amortized over a
15-year
period. R&E activities are broader in scope than qualified research activities that are considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future. Also effective for tax years beginning after December 31, 2021, companies are subject to further limitations on the tax deductibility of interest expense, which becomes limited to approximately 30% of adjusted earnings before interest and income tax expense. Interest expense that is limited for tax purposes may be carried forward indefinitely.
At December 31, 2022 and 2021, the Company had approximately $42,000,000 and $33,000,000, respectively, of unused federal net operating losses and approximately $15,000,000 and $13,400,000, respectively, of unused state net operating loss carryforwards, that may be applied against future federal and state taxable income. If not utilized, the Company has approximately $1,300,000 of federal and $1,300,000 of state carryforwards at December 31, 2022 and 2021, that expire in the year 2035 through 2037 with the remainder having an indefinite carryforward yet being subject to 80% limitation as a result of the Tax Cuts and Jobs Act. In addition, the Company had federal research credit carryforwards as of December 31, 2022 and 2021 of approximately $1,200,000 and $1,100,000, respectively, of which will expire in the year 2035 through 2043, if not utilized.
As of December 31, 2022 and 2021, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the loss carryforwards and the capital losses, and has recognized a valuation allowance of approximately $14,507,000 and $10,826,000, respectively. The valuation allowance increased by approximately $3,681,000.
Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more
“5-percent
stockholders” increase their ownership, in the aggregate, by more than 50 percentage points over a
36-month
time period testing period, or beginning the day after the most recent ownership change, if shorter.

Tailwind Acquisition Corp [Member]
INCOME TAX
The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforward	$19,569	$2,772
Organizational costs/Startup expenses	1,184,552	56,428

Total deferred tax assets	1,204,121	59,200
Valuation allowance	(1,204,121)	(59,200)

Deferred tax assets, net of allowance	$—	$—

The income tax provision consists of the following:

	Years Ended December 31,
	2021	2020
Federal
Deferred	$(1,144,921)	$(59,200)
Change in valuation allowance	1,144,921	59,200

Income tax provision	$—	$—

As of December 31, 2021 and 2020, the Company had $93,186 and $13,199 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively. If a business combination is consummated, these net operating losses will be limited by a Section 382 limitation given there will have been a change in control at the Company.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from May 29, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $1,144,921 and $59,200, respectively.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(27.4)%	(19.8)%
Transaction costs associated with the Initial Public Offering	0.0%	(0.8)%
Change in valuation allowance	6.4%	(0.3)%

Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.